DEPOSITS BY BANKS (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 14,037	£ 20,357
Drawdown from TFSME	11,000	17,000
Items in the course of transmission
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	523	732
Deposits held as collateral
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	723	888
Other deposits
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 12,791	£ 18,737